LICENSES	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
LICENSES

NOTE 4 – LICENSES

On February 1, 2010, the Company entered into a distribution license agreement valued at $4,363. Accumulated amortization for the distribution license was $2,909 as of June 30, 2011. The unamortized amount of $1,454 was impaired and expensed during the quarter ended June 30, 2011.